Income Taxes (Details 1) - USD ($)	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (loss) before income taxes	$ (13,335,731)		$ (4,853,751)	$ 7,097,628
Income tax computed at statutory EIT rate (25%)	(3,333,933)		(1,213,438)	1,774,407
Effect of different tax rates available to different jurisdictions	0		0	(19)
Non-deductible expenses	2,778,765		33,559	0
Change in valuation allowance and others	555,168		1,075,353	(1,999,707)
Income tax expenses	$ 0	$ 0	$ (104,526)	$ (225,319)